Intangible Assets - Changes in Other Intangible Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	¥ 562,177	¥ 670,113
Additions	136,154	136,170
Acquisition of subsidiaries and businesses	57,427	222
Disposals	(5,197)	(80,179)
Amortization	(149,279)	(157,425)
Impairment losses	(4,041)	(7,059)
Exchange differences	597	(618)
Others	8,139	953
Carrying amount ending balance	605,977	562,177
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	1,264,315	1,380,574
Carrying amount ending balance	1,384,834	1,264,315
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(702,138)	(710,461)
Carrying amount ending balance	(778,857)	(702,138)
Software [member] | Internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	293,517	292,137
Additions	93,834	93,977
Acquisition of subsidiaries and businesses	3,705
Disposals	(3,020)	(8,420)
Amortization	(88,322)	(84,662)
Exchange differences	53	142
Others	2,314	343
Carrying amount ending balance	302,081	293,517
Software [member] | Internally generated [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	650,632	648,463
Carrying amount ending balance	697,480	650,632
Software [member] | Internally generated [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(357,115)	(356,326)
Carrying amount ending balance	(395,399)	(357,115)
Software [member] | Purchased [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	125,565	139,697
Additions	38,518	40,024
Acquisition of subsidiaries and businesses	252	222
Disposals	(1,637)	(11,928)
Amortization	(41,798)	(43,818)
Exchange differences	522	(731)
Others	7,632	2,099
Carrying amount ending balance	129,054	125,565
Software [member] | Purchased [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	340,593	372,531
Carrying amount ending balance	358,130	340,593
Software [member] | Purchased [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(215,028)	(232,834)
Carrying amount ending balance	(229,076)	(215,028)
Contractual customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	90,455	170,464
Acquisition of subsidiaries and businesses	12,845
Disposals		(57,987)
Amortization	(11,226)	(20,192)
Impairment losses		(1,830)
Carrying amount ending balance	92,074	90,455
Contractual customer relationships [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	172,950	248,977
Carrying amount ending balance	185,795	172,950
Contractual customer relationships [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(82,495)	(78,513)
Carrying amount ending balance	(93,721)	(82,495)
Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	11,573	15,853
Acquisition of subsidiaries and businesses	9,706
Amortization	(4,401)	(4,280)
Impairment losses	(4,020)
Carrying amount ending balance	12,858	11,573
Trademarks [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	46,116	46,116
Carrying amount ending balance	55,822	46,116
Trademarks [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(34,543)	(30,263)
Carrying amount ending balance	(42,964)	(34,543)
Other intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	41,067	51,962
Additions	3,802	2,169
Acquisition of subsidiaries and businesses	30,919
Disposals	(540)	(1,844)
Amortization	(3,532)	(4,473)
Impairment losses	(21)	(5,229)
Exchange differences	22	(29)
Others	(1,807)	(1,489)
Carrying amount ending balance	69,910	41,067
Other intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	54,024	64,487
Carrying amount ending balance	87,607	54,024
Other intangibles [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(12,957)	(12,525)
Carrying amount ending balance	¥ (17,697)	¥ (12,957)